UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-00442
File No. 811-04413
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/

	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	69	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/

	Amendment No.	69

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania			19103-7094
(Address of Principal Executive Offices)			(Zip Code)

Registrant’s Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on July 19, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 69, Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 68, Amendment No. 68 (“PEA 68”) (i) the Prospectus for the Delaware Covered Call Strategy Fund, Delaware International Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Special Situations Fund, Delaware Strategic Income II Fund, Delaware Total Return Fund, Delaware Equity Income Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Global Equity Fund, Delaware Government Cash Management Fund, Delaware Growth Equity Fund, Delaware Growth and Income Fund, and Delaware Hedged U.S. Equity Opportunities Fund; (ii) the Statement of Additional Information for the aforementioned funds; and (iii) the Part C.  This Amendment is being filed for the purpose of delaying the effectiveness of PEA 68.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 1st day of July, 2019.

DELAWARE GROUP EQUITY FUNDS IV

By: /s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	July 1, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	July 1, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	July 1, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	July 1, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	July 1, 2019
Joseph W. Chow

John A. Fry	*	Trustee	July 1, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	July 1, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	July 1, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	July 1, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	July 1, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	July 1, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 1, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)